Acquisitions, Divestiture and Goodwill (Tables)	12 Months Ended
Jan. 03, 2015
Acquisitions, Divestiture and Goodwill
Schedule of changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill were as follows (in thousands):

	Americas	Europe	Asia	Total
Balance at December 29, 2012	$110,778	$62,034	$11,981	$184,793
Acquisitions	8,890	10,641	0	19,531
Foreign currency changes	(13)	2,692	(49)	2,630
Balance at December 28, 2013	$119,655	$75,367	$11,932	$206,954
Foreign currency changes	(217)	(8,934)	(75)	(9,226)
Balance at January 3, 2015	$119,438	$66,433	$11,857	$197,728